Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Receivables From Financial Services

	31 December	31 December
	2021	2020
Non-current receivables from financial services	137,559	75,717

Current receivables from financial services	2,014,626	1,886,381